Subsequent Events (Detail) $ in Thousands				3 Months Ended				12 Months Ended
	Apr. 15, 2025 USD ($) employee shares	Apr. 01, 2025 shares	Dec. 19, 2024 shares	Mar. 31, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Apr. 14, 2025 shares	Dec. 18, 2024 shares	Jun. 07, 2024 shares	Jun. 06, 2024 shares
Subsequent Event [Line Items]
Common stock, shares authorized				58,251,629				58,251,629	58,251,629
Common stock, shares issued				19,203,330				19,197,914	19,134,164
Approximate common stock shares outstanding				19,203,330				19,197,914	19,134,164
Compensation expense | $				$ 80			$ 81	$ 319	$ 314
Cara Therapeutics, Inc.
Subsequent Event [Line Items]
Common stock, shares authorized			16,666,667	16,666,667				16,666,667	8,333,333		200,000,000	200,000,000	100,000,000
Common stock, shares issued				1,524,535				1,523,743	1,513,353
Reverse stock split ratio			0.083
Approximate common stock shares outstanding				1,524,535				1,523,743	1,513,353
Severance Costs | $					$ 707	$ 2,581	$ 2,401	$ 5,689
Cara Therapeutics, Inc. | Post-Merger Combined Company
Subsequent Event [Line Items]
Number of shares available for future issuance		93,555
Cara Therapeutics, Inc. | Cara Therapeutics, Inc [Member]
Subsequent Event [Line Items]
Severance Costs | $	$ 5,400
Subsequent Event | 2025 Equity Incentive Plan
Subsequent Event [Line Items]
Number of shares available for future issuance		935,554
Subsequent Event | 2025 Employee Stock Purchase Plan
Subsequent Event [Line Items]
Number of shares available for future issuance		93,555
Subsequent Event | Cara Therapeutics, Inc.
Subsequent Event [Line Items]
Common stock, shares authorized	150,000,000	150,000,000								16,666,667
Preferred stock shares issued per each share of common stock	1
Principal amount of Convertible Notes converted into Cara's common stock | $	$ 28,300
Accrued interest amount of convertible notes converted | $	$ 800
Reverse stock split ratio	0.333	0.33
Approximate common stock shares outstanding	1,500,000
Fractional Shares Issued For Reverse Stock Split	0	0
Subsequent Event | Cara Therapeutics, Inc. | CSL Vifor | Asset purchase agreement
Subsequent Event [Line Items]
Certain assets, rights and liabilities sold | $	$ 900
Certain assets, rights and liabilities sold | $	900
Compensation paid for incremental future expenses | $	3,000
Subsequent Event | Cara Therapeutics, Inc. | Post-Merger Combined Company | 2025 Equity Incentive Plan
Subsequent Event [Line Items]
Period of time shares reserved and available for issuance may be increased		5 years
Number of shares available for future issuance		935,554
Maximum annual increase to number of shares of Fully Diluted Common Stock		5.00%
Subsequent Event | Cara Therapeutics, Inc. | Post-Merger Combined Company | 2025 Employee Stock Purchase Plan
Subsequent Event [Line Items]
Period of time shares reserved and available for issuance may be increased		10 years
Number of shares available for future issuance		93,555
Subsequent Event | Cara Therapeutics, Inc. | Post-Merger Combined Company | 2025 Employee Stock Purchase Plan | Annual increase to common stock reserved for issuance, lesser of
Subsequent Event [Line Items]
Maximum annual increase to number of shares of Fully Diluted Common Stock		1.00%
Number of shares available for grant increase initial share reserve multiplier		3
Subsequent Event | Cara Therapeutics, Inc. | Cara Therapeutics, Inc [Member]
Subsequent Event [Line Items]
Severance Costs | $	$ 5,400
Number of positions eliminated | employee	10
Cobra premium payable | $	$ 300
Subsequent Event | Cara Therapeutics, Inc. | Cara Therapeutics, Inc [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Employment termination settlement current base salary cumulative period taken for computation	18 months
Subsequent Event | Cara Therapeutics, Inc. | Cara Therapeutics, Inc [Member] | CSL Vifor
Subsequent Event [Line Items]
Accounts receivable, net - related party reserve | $	$ 373
Subsequent Event | Cara Therapeutics, Inc. | Cara Therapeutics, Inc [Member] | Maruishi Agreement [Member]
Subsequent Event [Line Items]
Other receivables reserve | $	$ 950
Subsequent Event | Cara Therapeutics, Inc. | Post-Merger Combined Company
Subsequent Event [Line Items]
Approximate common stock shares outstanding	9,400,000
Subsequent Event | Cara Therapeutics, Inc. | Post-Merger Combined Company | Pre-Merger Equity Holders of Cara Therapeutics, Inc. [Member]
Subsequent Event [Line Items]
Post-Merger Combined Company, Ownership percentage	15.40%
Subsequent Event | Cara Therapeutics, Inc. | Post-Merger Combined Company | Pre-Merger Equity Holders of Tvardi Therapeutics, Inc. [Member]
Subsequent Event [Line Items]
Post-Merger Combined Company, Ownership percentage	72.00%
Subsequent Event | Cara Therapeutics, Inc. | Post-Merger Combined Company | Former Holders Of Tvardi Convertible Notes [Member]
Subsequent Event [Line Items]
Post-Merger Combined Company, Ownership percentage	12.50%
Subsequent Event | Cara Therapeutics, Inc. | Tvardi Therapeutics, Inc. Merger Agreement
Subsequent Event [Line Items]
Principal amount of Convertible Notes converted into Cara's common stock | $	$ 28,300
Accrued interest amount of convertible notes converted | $	$ 800
Subsequent Event | Cara Therapeutics, Inc. | Tvardi Therapeutics, Inc. Merger Agreement | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Employment termination settlement current base salary cumulative period taken for computation	12 months
Subsequent Event | Cara Therapeutics, Inc. | Tvardi Therapeutics, Inc. Merger Agreement | Post-Merger Combined Company
Subsequent Event [Line Items]
Approximate common stock shares outstanding	9,400,000
Subsequent Event | Cara Therapeutics, Inc. | Tvardi Therapeutics, Inc. Merger Agreement | Cara Therapeutics, Inc [Member]
Subsequent Event [Line Items]
Shares issued to Tvardi stockholders and holders of outstanding convertible notes	7,805,161
Business acquisition exchange ratio	0.1341%
Success and legal fees paid in Merger | $	$ 2,000
Employment termination settlement cobra premiums cumulative period	12 months
Subsequent Event | Cara Therapeutics, Inc. | Tvardi Therapeutics, Inc. Merger Agreement | Cara Therapeutics, Inc [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Employment termination settlement current base salary cumulative period taken for computation	18 months
Employment termination settlement annual target bonus multiplier	1.5
Employment termination settlement cobra premiums cumulative period	18 months
Subsequent Event | Cara Therapeutics, Inc. | Tvardi Therapeutics, Inc. Merger Agreement | Cara Therapeutics, Inc [Member] | Chief Financial Officer [Member]
Subsequent Event [Line Items]
Employment termination settlement current base salary cumulative period taken for computation	12 months
Employment termination settlement cobra premiums cumulative period	12 months
Subsequent Event | Cara Therapeutics, Inc. | Tvardi Therapeutics, Inc. Merger Agreement | Cara Therapeutics, Inc [Member] | Chief Compliance Officer [Member]
Subsequent Event [Line Items]
Employment termination settlement current base salary cumulative period taken for computation	12 months
Employment termination settlement cobra premiums cumulative period	12 months